CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Common shares, issued	174,181,163	172,296,610
Number of shares of common stock held in trust	227,188	193,740